NET PREMIUMS EARNED (Tables)	12 Months Ended
Dec. 31, 2020
NET PREMIUMS EARNED
Schedule of insurance premium revenue

a)    This item consists of the following:

					Results of
					financial assets
					designated at fair
			Total gross	Premiums ceded	value through	Total Net
	Gross written	Technical reserve	written	to reinsurers and	profit and loss,	premiums
	premiums	adjustment	premiums (*)	co-insurers, net (**)	Note 8	earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Life insurance	2,036,713	(754,480)	1,282,233	(115,347)	115,627	1,282,513
Health insurance	584,068	(22,366)	561,702	(12,309)	—	549,393
General insurance	1,021,136	(4,614)	1,016,522	(420,368)	—	596,154
Total	3,641,917	(781,460)	2,860,457	(548,024)	115,627	2,428,060

2019
Life insurance	1,984,279	(738,421)	1,245,858	(119,310)	93,664	1,220,212
Health insurance	571,006	(22,843)	548,163	(12,828)	—	535,335
General insurance	1,051,489	14,229	1,065,718	(427,022)	—	638,696
Total	3,606,774	(747,035)	2,859,739	(559,160)	93,664	2,394,243

2018
Life insurance	1,821,867	(677,708)	1,144,159	(116,043)	(53,935)	974,181
Health insurance	554,517	(18,383)	536,134	(10,257)	—	525,877
General insurance	984,820	(52,051)	932,769	(371,346)	—	561,423
Total	3,361,204	(748,142)	2,613,062	(497,646)	(53,935)	2,061,481

(*)This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.

(**)“Premiums ceded to reinsurers and coinsurers, net” include:

Schedule of summary of components of premiums ceded to reinsurers and coinsurers, net

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(244,112)	(254,839)	(243,427)
Premiums ceded for facultative contracts, Note 9(b)	(327,098)	(289,386)	(288,928)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	23,186	(14,935)	34,709
	(548,024)	(559,160)	(497,646)